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State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206-5049

May 2, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

Re:  State Street Institutional Investment Trust (the "Trust")
     File Nos.: 811-9819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statement of Additional Information, each dated April 28, 2006, with respect to each series of the Trust, do not differ from those contained in Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A that was filed electronically via EDGAR on April 28, 2006 (Accession # 0000950135-06-002814).

If you have any questions, please contact me at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar

Ryan M. Louvar
Vice President and Counsel